6. Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2018
Critical Accounting Estimates And Judgments Tables Abstract
Loss expected percentage
	Number of days
	0-30	30-60	60-90	90-120	120-150	+150
Loss expected percentage	8%	12%	19%	26%	59%	69%

Provisions for impairments
Amount of the provisions for impairment of the trade receivables at 12.31.2017 by IAS 39	(458,853)
Adjustment of expected losses IFRS 9	(82,041)
Amount of the provisions for impairment of the trade receivables at 12.31.2017 by IAS 39	(540,894)